Employee Compensation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Compensation (Textual)
Share-based payments	$ 2,231	$ 430	$ 994
Defined contribution plans	$ 982	$ 694	$ 852